SHORT-TERM AND LONG-TERM LOANS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Bank Deposits		$ 8,037
Bank deposit, serves as bank borrowing security, classified as current	97,988	255,917
Bank deposit, serves as bank borrowing security, classified as non-current	109,495	257,499
Long term debt	100,000	180,750
Repayment of short-term loans	90,000	180,670	30,900
Reclassification from long-term loan to short-term loan	80,750
Short-term Debt [Member]
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as current		172,120
Bank deposit, serves as bank borrowing security, classified as non-current		33,460
Debt instrument, interest rates above LIBOR	2.60%
Repayment of short-term loans		180,670
Pledged deposits released by financial institutions	205,580
Undrawn lines of credit	59,999	187,670
Short-term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR		2.50%
Short-term Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR		2.70%
Long-term Debt [Member]
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as non-current	109,495	208,235
Long term debt	100,000	180,750
Long-term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR		1.70%
Long-term Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR		2.60%
Bank Borrowings [Member]
Debt Instrument [Line Items]
Secured Bank Borrowings	80,750	90,000
Repayment of short-term loans	90,000
Bank Borrowings [Member] | Short-term Debt [Member]
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as current	97,988	83,797
Bank deposit, serves as bank borrowing security, classified as non-current		15,804
Pledged deposits released by financial institutions	99,601
Bank Deposits [Member]
Debt Instrument [Line Items]
Bank Deposits	$ 97,988	$ 99,601